Convertible Notes and Convertible Notes - Related Parties - September 2023 Offering (Details) - September 2023 Offering	2 Months Ended
Oct. 31, 2023 USD ($) item $ / shares
Convertible Notes and Convertible Notes - Related Parties
Number of warrants per unit | item	5
Exercise price of warrants exercisable | $ / shares	$ 200
Principal amount per unit	1000.00%
Interest rate (in percentage)	8.00%
Gain (loss) on adjustment of effective interest rate | $	$ 0
Automatic conversion upon SPAC merger
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%
Threshold days after the lock up expiration	21 days
Floor price | $ / shares	$ 5
Threshold issuance of common and preferred shares | $	$ 50,000,000
Automatic conversion upon attaining threshold equity or equity linked financing
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%
Automatic conversion upon initial public offering
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%